Income tax - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Canada [Member]
Income Tax [Line Items]
Future Taxable Income Non Capital Losses	$ 38.2	$ 31.7
Mongolia [Member]
Income Tax [Line Items]
Future Taxable Income Non Capital Losses	5.7	5.8
Australia [Member]
Income Tax [Line Items]
Future Taxable Income Non Capital Losses	$ 0.0	$ 0.0